Projected Benefit Obligations and Fair Value of Plan Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Domestic Plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations	¥ 267,221	¥ 277,598
Fair value of plan assets	152,170	153,212
Accumulated benefit obligations	263,025	272,199
Fair value of plan assets	152,170	153,212
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations	229,611	187,597
Fair value of plan assets	177,655	148,472
Accumulated benefit obligations	221,869	183,486
Fair value of plan assets	¥ 174,679	¥ 148,472